Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Postemployment Benefits [Abstract]
Employee Benefit Plan
9. EMPLOYEE BENEFIT PLAN
The Company provides a 401(k) defined contribution plan for all regular full-time employees who have completed two months of service. The Company matches employee contributions up to certain amounts and those matching contributions vest immediately.

	Year Ended December 31,
In Thousands	2022	2021	2020
Employee benefit plan expenses	$259	$274	$309